Convertible Debt	9 Months Ended
Sep. 30, 2011
Convertible Debt [Abstract]
Debt Disclosure [Text Block]
Note 9 – Convertible debt

On May 21, 2010 the Company entered into three security purchase agreements including $1,000,000 of convertible notes payable along with 3,014,437 warrants to purchase common stock of the company at $.01. Each note is convertible into common stock at an exercise price of $.39.

At their commitment date, each convertible promissory note was tested for a beneficial conversion feature by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized a beneficial conversion feature of $410,256 which was recorded as a discount to the convertible promissory notes with an offset to additional paid-in capital. Additionally, the relative fair value of the warrants of $509,800 was calculated and recorded as a further reduction to the carrying amount of the convertible debt and as an addition to paid-in capital. The Company is amortizing the debt discount over the term of the debt. Amortization of debt discount for the nine months ended September 30, 2011and 2010 was $230,013 and $0, respectively.